Interest-Bearing Liabilities - Reconciliation of Liabilities Arising from Financing Activities (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Detailed Information About Borrowings [Line Items]
Opening balance	kr 31,831
Cash ﬂows
Proceeds from issuance of borrowings	10,755		kr 7,882		kr 3,219
Repayment of borrowings	(16,029)		(5,791)		(9,031)
Other ﬁnancing activities	352		(2,183)		1,570
Lease payments	(2,593)	[1]	(2,368)	[1]	(2,417)
Non-cash changes
Closing balance	32,930		31,831
Liabilities Arising From Financing Activities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Opening balance	41,134		39,460
Cash ﬂows
Proceeds from issuance of borrowings	10,755		7,882
Repayment of borrowings	(16,029)		(5,791)
Other ﬁnancing activities	315		(2,128)
Lease payments	(2,593)		(2,368)
Non-cash changes
Effect of foreign exchange movement	4,762		2,621
Revaluation due to changes in credit risk	(1,030)		(31)
Other changes in fair value	(2,888)		(415)
Acquisition of new lease contracts	1,986		2,009
Balances regarding acquired business	6,876		0
Other non-cash movements	(1,054)		(105)
Closing balance	kr 42,234		kr 41,134		kr 39,460

[1]	Including advance payments.